Rehabilitation and Closure Cost Provision - Description of Changes to the Reclamation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Description Of Closure And Rehabilitation Provisions [abstract]
Beginning balance	$ 1,162	$ 1,131
Accretion expense	90	64
Foreign exchange fluctuation	2	(33)
Ending balance	$ 1,254	$ 1,162